(ALLEGHANY FUNDS - GRAPHIC OMITTED)


                                 ALLEGHANY FUNDS


                     Alleghany/Montag & Caldwell Growth Fund
                  Alleghany/Chicago Trust Growth & Income Fund
                       Alleghany/Chicago Trust Talon Fund
                  Alleghany/Chicago Trust Small Cap Value Fund
                    Alleghany/Veredus Aggressive Growth Fund
                Alleghany/Blairlogie International Developed Fund
                   Alleghany/Blairlogie Emerging Markets Fund
                    Alleghany/Montag & Caldwell Balanced Fund
                      Alleghany/Chicago Trust Balanced Fund
                        Alleghany/Chicago Trust Bond Fund
                   Alleghany/Chicago Trust Municipal Bond Fund
                    Alleghany/Chicago Trust Money Market Fund


                                 Class N Shares


                         Supplement dated July 31, 2000
             to Prospectus (Class N Shares) dated February 15, 2000




Effective July 1, 2000, Chicago Capital Management, Inc. ("CCM") became the Sub-Adviser to Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund, Alleghany/Chicago Trust Municipal Bond Fund and Alleghany/Chicago Trust Money Market Fund. CCM is a wholly-owned subsidiary of The Chicago Trust Company and is located at 171 North Clark Street, Chicago IL 60601. There are no changes in personnel or the fees paid by each fund.


For Alleghany/Chicago Trust Talon Fund, Thyra E. Zerhusen has been named sole portfolio manager, effective August 1, 2000.



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.




 THE CHICAGO TRUST COMPANY * MONTAG & CALDWELL * VEREDUS ASSET MANAGEMENT * BLAIRLOGIE CAPITAL MANAGEMENT

(ALLEGHANY FUNDS - GRAPHIC OMITTED)


                                 ALLEGHANY FUNDS


                         Montag & Caldwell Growth Fund
                  Alleghany/Chicago Trust Growth & Income Fund
                Alleghany/Blairlogie International Developed Fund
                   Alleghany/Blairlogie Emerging Markets Fund
                         Montag & Caldwell Balanced Fund
                        Alleghany/Chicago Trust Bond Fund


                                 Class I Shares


                         Supplement dated July 31, 2000
             to Prospectus (Class I Shares) dated February 15, 2000




Effective July 1, 2000, Chicago Capital Management, Inc. ("CCM") became the Sub-Adviser to Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund, Alleghany/Chicago Trust Municipal Bond Fund and Alleghany/Chicago Trust Money Market Fund. CCM is a wholly-owned subsidiary of The Chicago Trust Company and is located at 171 North Clark Street, Chicago IL 60601. There are no changes in personnel or the fees paid by each fund.




                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.




 THE CHICAGO TRUST COMPANY * MONTAG & CALDWELL * VEREDUS ASSET MANAGEMENT * BLAIRLOGIE CAPITAL MANAGEMENT